Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Sep. 30, 2026
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
13.	Accumulated Other Comprehensive Income (Loss)
During the six months ended September 30, 2026, the business of ORIX Bank, a former consolidated subsidiary of the Company, was classified as a discontinued operation. As a result, the amounts of reclassification adjustments included in net income from discontinued operation are presented separately from those from continuing operations, for both the current and prior periods. For further information on the discontinued operations, see Note 26 “Discontinued Operations.”
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the six months ended September 30, 2025 and 2026, are as follows:

	Six months ended September 30, 2025
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2025	¥(403,914)	¥416,124	¥49	¥14,791	¥304,657	¥9,591	¥341,298

Net unrealized gains (losses) on investment in securities, net of tax of ¥33,944 million	(83,351)						(83,351)
Reclassification adjustment included in net income, net of tax of ¥1,767 million	(4,714)						(4,714)
Impact of changes in policy liability discount rate, net of tax of ¥(108,460) million		311,459					311,459
Debt valuation adjustments, net of tax of ¥(78) million			192				192
Reclassification adjustment included in net income, net of tax of ¥1 million			(4)				(4)
Defined benefit pension plans, net of tax of ¥(2,580) million				5,716			5,716
Reclassification adjustment included in net income, net of tax of ¥69 million				(171)			(171)
Foreign currency translation adjustments, net of tax of ¥14,315 million					1,701		1,701
Reclassification adjustment included in net income, net of tax of ¥3,134 million					(6,689)		(6,689)
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(13) million						(3,585)	(3,585)
Reclassification adjustment included in net income, net of tax of ¥1,417 million						(3,508)	(3,508)

Total other comprehensive income (loss)	(88,065)	311,459	188	5,545	(4,988)	(7,093)	217,046

Transaction with noncontrolling interests	0	0	0	0	28	0	28

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0	(3)	(614)	(31)	(648)

Less: Other Comprehensive Loss Attributable to the Redeemable Noncontrolling Interests	(6)	0	0	0	402	0	396

Balance at September 30, 2025*	¥(491,973)	¥727,583	¥237	¥20,339	¥299,909	¥2,529	¥558,624

*
As of September 30, 2025, net unrealized gains (losses) on investment in securities contained ¥(186) million (net of tax of ¥28 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Six months ended September 30, 2026
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2026	¥(618,351)	¥715,382	¥242	¥31,953	¥469,262	¥6,622	¥605,110

Net unrealized gains (losses) on investment in securities, net of tax of ¥36,078 million	(103,812)						(103,812)
Reclassification adjustment included in net income, net of tax of ¥3,290 million	(8,207)						(8,207)
Impact of changes in policy liability discount rate, net of tax of ¥(29,198) million		83,880					83,880
Debt valuation adjustments, net of tax of ¥(14) million			34				34
Reclassification adjustment included in net income, net of tax of ¥2 million			(4)				(4)
Defined benefit pension plans, net of tax of ¥(4,376) million				9,055			9,055
Reclassification adjustment included in net income, net of tax of ¥178 million				(377)			(377)
Foreign currency translation adjustments, net of tax of ¥(1,604) million					(18,250)		(18,250)
Reclassification adjustment included in net income, net of tax of ¥(599) million					2,158		2,158
Net unrealized gains (losses) on derivative instruments, net of tax of ¥2,867 million						(1,726)	(1,726)
Reclassification adjustment included in net income, net of tax of ¥(1,590) million						5,134	5,134

Total other comprehensive income (loss)	(112,019)	83,880	30	8,678	(16,092)	3,408	(32,115)

Transaction with noncontrolling interests	0	0	0	0	0	0	0

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0	(12)	(145)	100	(57)

Less: Other Comprehensive Loss Attributable to the Redeemable Noncontrolling Interests	(6)	0	0	0	(822)	0	(828)

Balance at September 30, 2026*	¥(730,364)	¥799,262	¥272	¥40,643	¥454,137	¥9,930	¥573,880

*
As of September 30, 2026, net unrealized gains (losses) on investment in securities contained ¥(145) million (net of tax of ¥47 million) of net unrealized gains (losses) on investment in securities related to available-for-sale
debt securities with allowance for credit losses.

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the six months ended September 30, 2025 and 2026 are as follows:

	Six months ended September 30, 2025
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥189	Gains on investment securities and dividends
Sales of debt securities	571	Life insurance premiums and related investment income
Sales of debt securities	(4,068)	Income (Loss) from Discontinued Operations before Income Taxes
Amortization of debt securities	3,731	Finance revenues
Amortization of debt securities	6,240	Life insurance premiums and related investment income
Amortization of debt securities	(65)	Income (Loss) from Discontinued Operations before Income Taxes
Others	(117)	Write-downs of securities

	6,481	Total before income tax
	(1,767)	Income tax (expense) or benefit

	¥4,714	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥5	Life insurance costs

	5	Total before income tax
	(1)	Income tax (expense) or benefit

	¥4	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥169	See Note 16 “Pension Plans”
Amortization of net actuarial loss	71	See Note 16 “Pension Plans”
Amortization of transition obligation	0	See Note 16 “Pension Plans”

	240	Total before income tax
	(69)	Income tax (expense) or benefit

	¥171	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥2,781	Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense
Sales or liquidation	7,042	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	9,823	Total before income tax
	(3,134)	Income tax (expense) or benefit

	¥6,689	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥121	Interest expense
Foreign exchange contracts	3,072	Interest expense/Other (income) and expense
Foreign currency swap agreements	1,782	Interest expense/Other (income) and expense
Options held/written and other	(50)	Life insurance premiums and related investment income

	4,925	Total before income tax
	(1,417)	Income tax (expense) or benefit

	¥3,508	Net of tax

	Six months ended September 30, 2026
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥570	Gains on investment securities and dividends
Sales of debt securities	1,534	Life insurance premiums and related investment income
Amortization of debt securities	8,460	Finance revenues
Amortization of debt securities	8,760	Life insurance premiums and related investment income
Amortization of debt securities	(25)	Income (Loss) from Discontinued Operations before Income Taxes
Sales or liquidation	(7,802)	Income (Loss) from Discontinued Operations before Income Taxes

	11,497	Total before income tax
	(3,290)	Income tax (expense) or benefit

	¥8,207	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥6	Life insurance costs

	6	Total before income tax
	(2)	Income tax (expense) or benefit

	¥4	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥139	See Note 16 “Pension Plans”
Amortization of net actuarial loss	187	See Note 16 “Pension Plans”
Settlements	48	See Note 16 “Pension Plans”
Sales or liquidation	181	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	555	Total before income tax
	(178)	Income tax (expense) or benefit

	¥377	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(2,082)	Interest expense
Sales or liquidation	(675)	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	(2,757)	Total before income tax
	599	Income tax (expense) or benefit

	¥(2,158)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥286	Interest expense
Foreign currency swap agreements	(6,858)	Interest expense/Other (income) and expense
Options held/written and other	(152)	Life insurance premiums and related investment income

	(6,724)	Total before income tax
	1,590	Income tax (expense) or benefit

	¥(5,134)	Net of tax